Securities and Exchange Commission/Securities and Exchange Commission Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.
Report for the calendar month ending July 31, 2000
MFS Government Markets Income Trust
      DateIdentification of SecurityShares RepurchasedRepurchase PriceNAVBroker 7/13/00Shares of Beneficial Interest675006.1256.92Salomon Smith Barney 7/17/00Shares of Beneficial Interest100006.1256.88Salomon Smith Barney 7/19/00Shares of Beneficial Interest100006.1256.87Salomon Smith Barney 7/24/00Shares of Beneficial Interest260006.1256.92Salomon Smith Barney 7/31/00Shares of Beneficial Interest100006.1256.93Salomon Smith Barney

Total Shares Repurchased: 123,500
Remarks: None.
MFS Government Markets Income Trust
by: James Yost
James Yost
Treasurer